INCOME TAXES (Details1) (USD $)	Aug. 31, 2012	Aug. 31, 2011
Income Taxes Details1
Net operating loss carryfowards	$ 2,248,448	$ 952,157
Stock compensation	1,136,237	1,160,000
Assets, exploration cost, depreciation and amortization	2,843,950	414,595
Utilization of net operating loss carryforwards
Less: valuation allowance	(6,228,635)	(2,526,752)
Net deferred tax assets